Share-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense under equity settled plans	2025 2024 Employee share ownership plan $ 5,612 $ 4,881 Restricted share unit plan 9,656 6,775 Total $ 15,268 $ 11,656
Expenses (recoveries) cash-settled plans
2025 2024
Performance share unit plan $ 28,854 $ 13,249
Restricted share unit plan 20,920 13,125
Deferred share unit plan 19,201 9,221
Phantom stock option plan 1,017 743
Phantom restricted share unit plan 1,369 863
Total $ 71,361 $ 37,201

Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of stock options and weighted average exercisable price
(Number of options) 2025 2024
Beginning of year 259,958 1,396,289
Granted - -
Exercised [note 16] (145,895) (1,136,331)
End of year 114,063 259,958
Exercisable 114,063 259,958
2025 2024
Beginning of year $15.05 $14.73
Granted - -
Exercised
14.87 14.66
End of year $15.27 $15.05
Exercisable $15.27 $15.05

Total options outstanding and exercisable
Options outstanding Options exercisable
Option price per share Number
Weighted
average
remaining
life
Weighted
average
exercisable
price Number
Weighted
average
exercisable
price
$ 15.27 114,063 1.2 $15.27 114,063 $15.27
114,063 114,063

Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of stock options and weighted average exercisable price	2025 2024 Beginning of year 636,588 830,279 Granted 183,370 178,600 Settled (236,434) (368,636) Forfeited - (4,930) Dividends reinvested 1,133 1,275 End of year 584,657 636,588
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of stock options and weighted average exercisable price	2025 2024 Beginning of year 734,000 814,683 Granted 327,867 322,267 Settled (293,551) (380,273) Forfeited (11,826) (24,148) Dividends reinvested 1,469 1,471 End of year 757,959 734,000
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of stock options and weighted average exercisable price	2025 2024 Beginning of year 25,560 28,000 Granted 9,121 9,096 Settled (10,704) (11,587) Forfeited - - Dividends reinvested 46 51 End of year 24,023 25,560
Phantom Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of stock options and weighted average exercisable price	2025 2024 Beginning of year 35,361 45,551 Granted - - Exercised (22,861) (10,190) Forfeited - - End of year 12,500 35,361
Equity Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of share-based plans	Grant date Mar 1/25 Number of options granted 205,934 Average strike price $63.70 Expected forfeitures 10% Weighted average grant date fair values $63.70
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of share-based plans
Phantom
PSU RSU RSU
Number of units 183,370 122,320 9,121
Expected vesting 139% - -
Expected life of option 3 years 3 years 3 years
Expected forfeitures 9% 9% 7%
Weighted average measurement date fair values $63.70 $63.70 $63.70
Phantom Phantom
stock options PSU RSU RSU
Number of units 12,500 584,657 396,819 24,023
Expected vesting - 80% - -
Average strike price $11.61 - - -
Expected dividend $0.24 - - -
Expected volatility 44% - - -
Risk-free interest rate 2.6% - - -
Expected life of option 2.2
years
0.9 years 1.1 years 1.0 years
Expected forfeitures 7% 3% 8% 7%
Weighted average measurement date fair values $114.18 $125.68 $125.68 $125.68